Portfolio of Investments January 31, 2025
Dividend Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
3095774044 COMMON STOCKS - 99 .6% 3095774044
BANKS - 6.9%
861,932 Bank of America Corp $ 39,907,452
1,044,664 Citigroup Inc 85,066,989
1,137,444 Wells Fargo & Co 89,630,587
TOTAL BANKS 214,605,028
CAPITAL GOODS - 14.0%
221,059 Dover Corp 45,025,297
369,234 Emerson Electric Co 47,981,958
246,267 Honeywell International Inc 55,094,853
59,487 Hubbell Inc 25,163,596
175,459 ITT Inc 26,497,818
357,959 Johnson Controls International plc 27,920,802
324,560 nVent Electric PLC 21,125,611
74,125 Parker-Hannifin Corp 52,410,081
239,566 Regal Rexnord Corp 38,026,311
436,866 Textron Inc 33,424,618
63,321 Trane Technologies PLC 22,969,693
187,041 Westinghouse Air Brake Technologies Corp 38,889,565
TOTAL CAPITAL GOODS 434,530,203
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
151,868 Waste Management Inc 33,450,446
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 33,450,446
CONSUMER SERVICES - 0.9%
165,924 (a) Expedia Group Inc 28,364,708
TOTAL CONSUMER SERVICES 28,364,708
ENERGY - 5.0%
437,130 ConocoPhillips 43,201,558
2,214,415 Permian Resources Corp 32,441,180
624,085 Shell PLC, ADR 41,095,997
285,628 Valero Energy Corp 37,988,524
TOTAL ENERGY 154,727,259
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.1%
151,002 Alexandria Real Estate Equities Inc 14,700,045
313,710 Crown Castle Inc 28,008,029
180,580 EastGroup Properties Inc 30,629,979
179,560 Extra Space Storage Inc 27,652,240
1,926,561 Kimco Realty Corp 43,251,294
503,567 Prologis Inc 60,050,365
1,625,361 VICI Properties Inc 48,386,997
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 252,678,949
FINANCIAL SERVICES - 7.1%
418,503 Fidelity National Information Services Inc 34,095,440
257,060 Intercontinental Exchange Inc 41,085,900
305,874 KKR & Co Inc 51,102,369
75,268 Mastercard Inc, Class A 41,806,105
777,692 Synchrony Financial 53,645,194
TOTAL FINANCIAL SERVICES 221,735,008
FOOD, BEVERAGE & TOBACCO - 3.5%
218,525 PepsiCo Inc 32,929,532
591,486 Philip Morris International Inc 77,011,477
TOTAL FOOD, BEVERAGE & TOBACCO 109,941,009
HEALTH CARE EQUIPMENT & SERVICES - 13.5%
199,723 Becton Dickinson & Co 49,451,415
406,404 (a) Boston Scientific Corp 41,599,513
204,762 Cigna Group/The 60,243,028
133,693 Elevance Health Inc 52,902,320
105,012 HCA Healthcare Inc 34,644,509
261,563 (a) Tenet Healthcare Corp 36,851,611

Portfolio of Investments January 31, 2025
(continued)
Dividend Value

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
170,848 UnitedHealth Group Inc $ 92,683,332
469,374 Zimmer Biomet Holdings Inc 51,387,065
TOTAL HEALTH CARE EQUIPMENT & SERVICES 419,762,793
INSURANCE - 4.0%
152,808 Allstate Corp/The 29,389,563
880,415 Fidelity National Financial Inc 51,213,740
135,571 Willis Towers Watson PLC 44,679,457
TOTAL INSURANCE 125,282,760
MATERIALS - 1.3%
534,612 DuPont de Nemours Inc 41,058,202
TOTAL MATERIALS 41,058,202
MEDIA & ENTERTAINMENT - 4.2%
169,464 Alphabet Inc, Class C 34,841,798
48,008 Meta Platforms Inc 33,086,154
548,666 Walt Disney Co/The 62,032,178
TOTAL MEDIA & ENTERTAINMENT 129,960,130
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
1,109,429 Bristol-Myers Squibb Co 65,400,839
3,304,119 (a) Elanco Animal Health Inc 39,748,552
357,860 Novo Nordisk A/S, Sponsored ADR 30,221,277
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 135,370,668
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
95,099 Applied Materials Inc 17,151,105
190,297 Broadcom Inc 42,107,017
231,448 Marvell Technology Inc 26,121,221
170,518 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 35,692,828
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 121,072,171
SOFTWARE & SERVICES - 6.3%
1,737,944 Gen Digital Inc 46,768,073
101,020 Microsoft Corp 41,929,361
124,238 Oracle Corp 21,127,915
85,637 Roper Technologies Inc 49,296,939
111,163 Salesforce Inc 37,984,397
TOTAL SOFTWARE & SERVICES 197,106,685
TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
312,984 Dell Technologies Inc, Class C 32,425,142
2,354,770 Hewlett Packard Enterprise Co 49,897,576
344,156 TD SYNNEX Corp 49,045,672
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 131,368,390
TELECOMMUNICATION SERVICES - 2.5%
3,210,355 AT&T Inc 76,181,724
TOTAL TELECOMMUNICATION SERVICES 76,181,724
TRANSPORTATION - 1.5%
686,887 Delta Air Lines Inc 46,206,888
TOTAL TRANSPORTATION 46,206,888
UTILITIES - 7.2%
757,381 Alliant Energy Corp 44,594,594
327,583 Duke Energy Corp 36,686,020
570,414 FirstEnergy Corp 22,702,477
849,829 NextEra Energy Inc 60,813,763
685,815 Southern Co/The 57,574,169
TOTAL UTILITIES 222,371,023
TOTAL COMMON STOCKS
(Cost $2,556,160,385) 3,095,774,044
TOTAL LONG-TERM INVESTMENTS
(Cost $2,556,160,385) 3,095,774,044

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
19274282 REPURCHASE AGREEMENTS - 0 .6% 19274282
$ 18,700,000 (b) Fixed Income Clearing Corporation 4 .320% 02/03/25 $ 18,700,000
574,282 (c) Fixed Income Clearing Corporation 1 .360 02/03/25 574,282
TOTAL REPURCHASE AGREEMENTS
(Cost $19,274,282) 19,274,282
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,274,282) 19,274,282
TOTAL INVESTMENTS - 100 .2%
(Cost $ 2,575,434,667 ) 3,115,048,326
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (5,862,249)
NET ASSETS - 100% $ 3,109,186,077
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $18,706,732 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/31, valued at $19,074,035.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 1/31/25 to be repurchased at $574,347 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $585,773.
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,095,774,044 $ – $ – $ 3,095,774,044
Short-Term Investments:
Repurchase Agreements – 19,274,282 – 19,274,282
Total $ 3,095,774,044 $ 19,274,282 $ – $ 3,115,048,326

Portfolio of Investments January 31, 2025
Large Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
47892000 COMMON STOCKS - 99 .2% 47892000
BANKS - 1.5%
8,832 Citigroup Inc $ 719,190
TOTAL BANKS 719,190
CAPITAL GOODS - 9.9%
2,583 Dover Corp 526,105
3,357 Emerson Electric Co 436,242
2,921 Honeywell International Inc 653,486
580 Hubbell Inc 245,346
5,129 Johnson Controls International plc 400,062
3,203 nVent Electric PLC 208,483
859 Parker-Hannifin Corp 607,356
2,825 Regal Rexnord Corp 448,412
6,156 Textron Inc 470,996
790 Trane Technologies PLC 286,573
2,319 Westinghouse Air Brake Technologies Corp 482,166
TOTAL CAPITAL GOODS 4,765,227
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,616 Waste Management Inc 576,200
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 576,200
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
11,588 (a) Amazon.com Inc 2,754,236
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,754,236
CONSUMER SERVICES - 1.2%
3,255 (a) Expedia Group Inc 556,442
TOTAL CONSUMER SERVICES 556,442
ENERGY - 2.1%
32,992 Permian Resources Corp 483,333
3,989 Valero Energy Corp 530,537
TOTAL ENERGY 1,013,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
27,128 Kimco Realty Corp 609,024
6,013 Prologis Inc 717,050
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,326,074
FINANCIAL SERVICES - 7.1%
2,818 (a) Fiserv Inc 608,801
3,573 Intercontinental Exchange Inc 571,072
4,159 KKR & Co Inc 694,844
1,839 Mastercard Inc, Class A 1,021,436
7,942 Synchrony Financial 547,839
TOTAL FINANCIAL SERVICES 3,443,992
FOOD, BEVERAGE & TOBACCO - 1.4%
5,055 Philip Morris International Inc 658,161
TOTAL FOOD, BEVERAGE & TOBACCO 658,161
HEALTH CARE EQUIPMENT & SERVICES - 10.6%
2,724 Becton Dickinson & Co 674,463
4,928 (a) Boston Scientific Corp 504,430
2,839 Cigna Group/The 835,262
1,766 Elevance Health Inc 698,806
3,651 (a) Tenet Healthcare Corp 514,389
2,147 UnitedHealth Group Inc 1,164,726
6,751 Zimmer Biomet Holdings Inc 739,100
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,131,176
INSURANCE - 2.4%
8,423 Fidelity National Financial Inc 489,966
3,102 Marsh & McLennan Cos Inc 672,762
TOTAL INSURANCE 1,162,728

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 8.9%
11,452 Alphabet Inc, Class C $ 2,354,531
1,980 Meta Platforms Inc 1,364,576
5,228 Walt Disney Co/The 591,078
TOTAL MEDIA & ENTERTAINMENT 4,310,185
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.6%
10,231 Bristol-Myers Squibb Co 603,117
45,732 (a) Elanco Animal Health Inc 550,156
6,846 Novo Nordisk A/S, Sponsored ADR 578,145
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,731,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
7,656 Broadcom Inc 1,694,043
5,010 Marvell Technology Inc 565,429
17,361 NVIDIA Corp 2,084,535
2,678 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 560,559
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,904,566
SOFTWARE & SERVICES - 13.7%
17,932 Gen Digital Inc 482,550
8,621 Microsoft Corp 3,578,232
3,678 Oracle Corp 625,481
1,216 Roper Technologies Inc 699,990
2,242 Salesforce Inc 766,091
207 (a) ServiceNow Inc 210,805
894 (a) Workday Inc, Class A 234,282
TOTAL SOFTWARE & SERVICES 6,597,431
TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
16,440 Apple Inc 3,879,840
4,526 Dell Technologies Inc, Class C 468,893
30,557 Hewlett Packard Enterprise Co 647,503
5,070 TD SYNNEX Corp 722,526
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,718,762
TELECOMMUNICATION SERVICES - 1.4%
28,344 AT&T Inc 672,603
TOTAL TELECOMMUNICATION SERVICES 672,603
TRANSPORTATION - 1.2%
8,637 Delta Air Lines Inc 581,011
TOTAL TRANSPORTATION 581,011
UTILITIES - 2.6%
6,756 NextEra Energy Inc 483,460
9,354 Southern Co/The 785,268
TOTAL UTILITIES 1,268,728
TOTAL COMMON STOCKS
(Cost $34,119,496) 47,892,000
TOTAL LONG-TERM INVESTMENTS
(Cost $34,119,496) 47,892,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
225,000 REPURCHASE AGREEMENTS - 0 .5% 225,000
$ 225,000 (b) Fixed Income Clearing Corporation 4 .320% 02/03/25 225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $225,000) 225,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,000) 225,000
TOTAL INVESTMENTS - 99 .7%
(Cost $ 34,344,496 ) 48,117,000
OTHER ASSETS & LIABILITIES, NET -  0.3% 160,177
NET ASSETS - 100% $ 48,277,177
ADR American Depositary Receipt

Portfolio of Investments January 31, 2025
(continued)
Large Cap Select

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $225,081 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/31, valued at $229,520.
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 47,892,000 $ – $ – $ 47,892,000
Short-Term Investments:
Repurchase Agreements – 225,000 – 225,000
Total $ 47,892,000 $ 225,000 $ – $ 48,117,000

Portfolio of Investments January 31, 2025
Small/Mid Cap Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
188569246 COMMON STOCKS - 98 .1% 188569246
AUTOMOBILES & COMPONENTS - 0.9%
17,632 (a) Modine Manufacturing Co $ 1,788,766
TOTAL AUTOMOBILES & COMPONENTS 1,788,766
BANKS - 2.0%
291,697 (a) NU Holdings Ltd/Cayman Islands, Class A 3,862,068
TOTAL BANKS 3,862,068
CAPITAL GOODS - 13.6%
17,602 AAON Inc 2,048,521
10,334 (a) AeroVironment Inc 1,861,670
12,940 Applied Industrial Technologies Inc 3,364,788
9,277 (a) Axon Enterprise Inc 6,050,273
49,622 (a) AZEK Co Inc/The 2,542,135
14,423 ESCO Technologies Inc 1,914,509
19,438 HEICO Corp, Class A 3,699,635
18,464 (a) SPX Technologies Inc 2,742,273
10,001 Woodward Inc 1,852,685
TOTAL CAPITAL GOODS 26,076,489
COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
46,886 (a) ExlService Holdings Inc 2,356,490
42,847 GFL Environmental Inc 1,847,991
24,237 Tetra Tech Inc 891,922
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,096,403
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
14,462 (a) Boot Barn Holdings Inc 2,326,213
11,007 (a) Burlington Stores Inc 3,125,217
21,811 (a) Ollie's Bargain Outlet Holdings Inc 2,432,145
14,935 Williams-Sonoma Inc 3,156,811
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,040,386
CONSUMER DURABLES & APPAREL - 1.0%
18,597 (a) Crocs Inc 1,898,196
TOTAL CONSUMER DURABLES & APPAREL 1,898,196
CONSUMER SERVICES - 5.8%
12,344 (a) Cava Group Inc 1,667,057
23,242 (a) Planet Fitness Inc 2,513,855
36,974 Red Rock Resorts Inc, Class A 1,813,575
15,715 Texas Roadhouse Inc 2,845,987
7,716 Wingstop Inc 2,298,596
TOTAL CONSUMER SERVICES 11,139,070
ENERGY - 4.2%
21,087 Cheniere Energy Inc 4,716,108
231,871 Permian Resources Corp 3,396,910
TOTAL ENERGY 8,113,018
FINANCIAL SERVICES - 8.1%
9,235 Ameriprise Financial Inc 5,017,930
10,450 (a) Coinbase Global Inc, Class A 3,044,399
30,603 FirstCash Holdings Inc 3,340,317
6,907 MSCI Inc 4,121,890
TOTAL FINANCIAL SERVICES 15,524,536
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
9,426 (a) Align Technology Inc 2,065,331
53,338 (a) Dexcom Inc 4,631,339
6,417 (a) Penumbra Inc 1,713,146
8,228 (a) Tenet Healthcare Corp 1,159,243
8,941 (a) Veeva Systems Inc, Class A 2,085,578
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,654,637
INSURANCE - 1.5%
6,589 Kinsale Capital Group Inc 2,911,943
TOTAL INSURANCE 2,911,943

Portfolio of Investments January 31, 2025
(continued)
Small/Mid Cap Growth

SHARES DESCRIPTION VALUE
MATERIALS - 2.8%
12,582 Vulcan Materials Co $ 3,449,355
17,228 Westlake Corp 1,968,644
TOTAL MATERIALS 5,417,999
MEDIA & ENTERTAINMENT - 1.5%
39,872 (a) ROBLOX Corp, Class A 2,833,703
TOTAL MEDIA & ENTERTAINMENT 2,833,703
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
145,605 (a) Elanco Animal Health Inc 1,751,628
29,179 (a) Immunovant Inc 634,351
13,446 (a) Krystal Biotech Inc 2,147,864
20,937 (a) Natera Inc 3,704,174
10,478 (a) Repligen Corp 1,741,548
21,929 (a) Sarepta Therapeutics Inc 2,493,766
7,244 (a) United Therapeutics Corp 2,543,876
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,017,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
40,041 (a) Lattice Semiconductor Corp 2,283,138
13,471 (a) Onto Innovation Inc 2,758,322
34,712 (a) Semtech Corp 2,324,315
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,365,775
SOFTWARE & SERVICES - 24.7%
18,885 (a) Agilysys Inc 1,703,805
130,357 (a) Confluent Inc, Class A 3,868,996
6,968 (a) CyberArk Software Ltd 2,584,989
24,061 (a) Datadog Inc, Class A 3,433,745
5,053 (a) HubSpot Inc 3,938,965
35,636 (a) Klaviyo Inc, Class A 1,639,612
11,349 (a) MongoDB Inc 3,101,909
73,272 (a) Palantir Technologies Inc, Class A 6,044,207
14,428 (a) PTC Inc 2,791,529
39,078 (a) Rubrik Inc, Class A 2,863,245
99,913 (a) SentinelOne Inc, Class A 2,392,916
42,835 (a) Trade Desk Inc/The, Class A 5,083,658
5,916 (a) Tyler Technologies Inc 3,559,302
97,134 (a) Zeta Global Holdings Corp, Class A 1,782,409
12,947 (a) Zscaler Inc 2,622,933
TOTAL SOFTWARE & SERVICES 47,412,220
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
30,968 (a) Ciena Corp 2,698,552
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,698,552
TRANSPORTATION - 2.5%
30,553 Knight-Swift Transportation Holdings Inc 1,744,271
22,923 (a) XPO Inc 3,064,117
TOTAL TRANSPORTATION 4,808,388
UTILITIES - 2.0%
23,269 Vistra Corp 3,909,890
TOTAL UTILITIES 3,909,890
TOTAL COMMON STOCKS
(Cost $142,450,658) 188,569,246
TOTAL LONG-TERM INVESTMENTS
(Cost $142,450,658) 188,569,246

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
3819998 REPURCHASE AGREEMENTS - 2 .0% 3819998
$ 119,998 (b) Fixed Income Clearing Corporation 1 .360% 02/03/25 $ 119,998
3,700,000 (c) Fixed Income Clearing Corporation 4 .320 02/03/25 3,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,819,998) 3,819,998
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,819,998) 3,819,998
TOTAL INVESTMENTS - 100 .1%
(Cost $ 146,270,656 ) 192,389,244
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (206,034)
NET ASSETS - 100% $ 192,183,210
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 1/31/25 to be repurchased at $120,012 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $122,466.
(c) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $3,701,332 on 2/3/25, collateralized by Government Agency Securities, with coupon rates 2.750%–2.875% and maturity dates 4/30/29–5/31/29, valued at
$3,774,082.
Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 188,569,246 $ – $ – $ 188,569,246
Short-Term Investments:
Repurchase Agreements – 3,819,998 – 3,819,998
Total $ 188,569,246 $ 3,819,998 $ – $ 192,389,244

Portfolio of Investments January 31, 2025
Mid Cap Value 1
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
436968118 COMMON STOCKS - 99 .2% 436968118
BANKS - 4.6%
72,747 East West Bancorp Inc $ 7,490,759
195,663 Fifth Third Bancorp 8,669,827
21,378 M&T Bank Corp 4,302,109
TOTAL BANKS 20,462,695
CAPITAL GOODS - 15.9%
16,670 Carlisle Cos Inc 6,492,298
106,580 Carrier Global Corp 6,968,201
44,820 Crane Co 7,633,742
22,746 Dover Corp 4,632,905
22,081 Hubbell Inc 9,340,484
33,342 L3Harris Technologies Inc 7,068,838
101,782 nVent Electric PLC 6,624,990
44,640 Owens Corning 8,238,312
6,253 Parker-Hannifin Corp 4,421,184
45,433 WESCO International Inc 8,405,105
TOTAL CAPITAL GOODS 69,826,059
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
23,909 (a) AutoNation Inc 4,508,042
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,508,042
CONSUMER DURABLES & APPAREL - 5.8%
61,681 Brunswick Corp/DE 4,159,767
39,590 DR Horton Inc 5,617,821
23,021 Ralph Lauren Corp 5,748,344
71,143 (a) Skechers USA Inc, Class A 5,359,913
44,580 Whirlpool Corp 4,681,346
TOTAL CONSUMER DURABLES & APPAREL 25,567,191
CONSUMER SERVICES - 2.7%
27,900 Darden Restaurants Inc 5,447,196
119,281 Travel + Leisure Co 6,484,115
TOTAL CONSUMER SERVICES 11,931,311
ENERGY - 6.1%
137,077 Baker Hughes Co 6,330,216
36,973 Diamondback Energy Inc 6,076,882
345,598 Permian Resources Corp 5,063,011
25,818 Valero Energy Corp 3,433,794
105,709 Williams Cos Inc/The 5,859,450
TOTAL ENERGY 26,763,353
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.4%
360,097 Apple Hospitality REIT Inc 5,559,898
17,876 AvalonBay Communities Inc 3,959,713
47,199 Digital Realty Trust Inc 7,734,028
104,225 EPR Properties 4,804,773
136,799 Invitation Homes Inc 4,261,289
64,399 Regency Centers Corp 4,626,424
143,758 STAG Industrial Inc 4,913,648
71,803 Ventas Inc 4,338,337
188,122 Weyerhaeuser Co 5,760,296
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 45,958,406
FINANCIAL SERVICES - 7.3%
114,316 Jefferies Financial Group Inc 8,789,757
133,488 OneMain Holdings Inc 7,413,924
205,265 Radian Group Inc 6,983,115
52,032 Raymond James Financial Inc 8,766,351
TOTAL FINANCIAL SERVICES 31,953,147
FOOD, BEVERAGE & TOBACCO - 0.9%
102,881 The Campbell's Company 3,988,696
TOTAL FOOD, BEVERAGE & TOBACCO 3,988,696

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
12,911 Humana Inc $ 3,785,892
225,665 (a) Option Care Health Inc 6,977,562
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,763,454
INSURANCE - 6.3%
22,302 Allstate Corp/The 4,289,344
88,378 Arch Capital Group Ltd 8,225,340
18,245 Everest Group Ltd 6,340,320
39,377 Reinsurance Group of America Inc 8,972,443
TOTAL INSURANCE 27,827,447
MATERIALS - 5.9%
91,376 DuPont de Nemours Inc 7,017,677
42,135 Nucor Corp 5,411,398
26,028 Reliance Inc 7,535,106
54,010 Westlake Corp 6,171,723
TOTAL MATERIALS 26,135,904
MEDIA & ENTERTAINMENT - 1.5%
36,715 (a) Take-Two Interactive Software Inc 6,811,000
TOTAL MEDIA & ENTERTAINMENT 6,811,000
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
66,941 (a) BioMarin Pharmaceutical Inc 4,241,382
335,410 (a) Elanco Animal Health Inc 4,034,982
202,238 (a) Exelixis Inc 6,704,190
43,526 (a) Jazz Pharmaceuticals PLC 5,413,328
17,805 (a) United Therapeutics Corp 6,252,582
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 26,646,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
58,513 Marvell Technology Inc 6,603,777
88,920 Microchip Technology Inc 4,828,356
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,432,133
SOFTWARE & SERVICES - 3.9%
29,345 (a) Check Point Software Technologies Ltd 6,397,797
186,624 Gen Digital Inc 5,022,052
26,608 (a) VeriSign Inc 5,720,720
TOTAL SOFTWARE & SERVICES 17,140,569
TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
89,569 (a) Ciena Corp 7,805,043
82,945 Crane NXT Co 5,305,991
275,673 Hewlett Packard Enterprise Co 5,841,511
66,869 TD SYNNEX Corp 9,529,501
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 28,482,046
TRANSPORTATION - 1.6%
52,033 TFI International Inc 6,858,470
TOTAL TRANSPORTATION 6,858,470
UTILITIES - 7.7%
127,374 Alliant Energy Corp 7,499,781
74,214 Ameren Corp 6,990,959
71,948 American Electric Power Co Inc 7,076,805
92,165 CMS Energy Corp 6,082,890
157,319 FirstEnergy Corp 6,261,296
TOTAL UTILITIES 33,911,731
TOTAL COMMON STOCKS
(Cost $309,542,997) 436,968,118
TOTAL LONG-TERM INVESTMENTS
(Cost $309,542,997) 436,968,118

Portfolio of Investments January 31, 2025
(continued)
Mid Cap Value 1

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
1,825,000 REPURCHASE AGREEMENTS - 0 .4% 1,825,000
$ 1,825,000 (b) Fixed Income Clearing Corporation 4 .320% 02/03/25 $ 1,825,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,825,000) 1,825,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,825,000) 1,825,000
TOTAL INVESTMENTS - 99 .6%
(Cost $ 311,367,997 ) 438,793,118
OTHER ASSETS & LIABILITIES, NET -  0.4% 1,778,544
NET ASSETS - 100% $ 440,571,662
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $1,825,657 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/31, valued at $1,861,619.
Mid Cap Value 1
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 436,968,118 $ – $ – $ 436,968,118
Short-Term Investments:
Repurchase Agreements – 1,825,000 – 1,825,000
Total $ 436,968,118 $ 1,825,000 $ – $ 438,793,118

Portfolio of Investments January 31, 2025
Small Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
252036508 COMMON STOCKS - 99 .1% 252036508
AUTOMOBILES & COMPONENTS - 2.5%
27,445 (a) Modine Manufacturing Co $ 2,784,295
36,040 Patrick Industries Inc 3,500,926
TOTAL AUTOMOBILES & COMPONENTS 6,285,221
BANKS - 2.4%
44,177 Ameris Bancorp 2,900,220
34,292 Preferred Bank/Los Angeles CA 3,132,917
TOTAL BANKS 6,033,137
CAPITAL GOODS - 16.2%
20,729 AAON Inc 2,412,441
16,703 (a) AeroVironment Inc 3,009,045
19,986 Applied Industrial Technologies Inc 5,196,960
70,816 (a) AZEK Co Inc/The 3,627,904
41,688 AZZ Inc 3,576,414
23,264 (a) Beacon Roofing Supply Inc 2,753,062
20,254 (a) Chart Industries Inc 4,285,544
31,854 ESCO Technologies Inc 4,228,300
81,088 (a) Fluor Corp 3,909,252
117,136 (a) Kratos Defense & Security Solutions Inc 3,908,828
28,348 (a) SPX Technologies Inc 4,210,245
TOTAL CAPITAL GOODS 41,117,995
COMMERCIAL & PROFESSIONAL SERVICES - 4.7%
31,708 Brink's Co/The 2,959,308
34,360 (a) Casella Waste Systems Inc, Class A 3,695,074
107,916 (a) ExlService Holdings Inc 5,423,858
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,078,240
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
22,620 (a) Abercrombie & Fitch Co, Class A 2,700,376
27,565 (a) Boot Barn Holdings Inc 4,433,830
28,727 (a) Ollie's Bargain Outlet Holdings Inc 3,203,348
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,337,554
CONSUMER DURABLES & APPAREL - 2.4%
73,399 Steven Madden Ltd 3,013,029
85,666 (a) Tri Pointe Homes Inc 3,157,649
TOTAL CONSUMER DURABLES & APPAREL 6,170,678
CONSUMER SERVICES - 4.1%
24,677 (a) Planet Fitness Inc 2,669,064
53,597 Red Rock Resorts Inc, Class A 2,628,933
23,251 (a) Shake Shack Inc, Class A 2,746,641
71,019 (a) Sweetgreen Inc, Class A 2,337,945
TOTAL CONSUMER SERVICES 10,382,583
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
35,082 (a) Sprouts Farmers Market Inc 5,554,884
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,554,884
ENERGY - 2.9%
45,578 Matador Resources Co 2,643,524
55,187 Noble Corp PLC 1,768,743
82,220 Northern Oil & Gas Inc 2,955,809
TOTAL ENERGY 7,368,076
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
19,375 EastGroup Properties Inc 3,286,388
180,710 Summit Hotel Properties Inc 1,212,564
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,498,952
FINANCIAL SERVICES - 3.6%
19,847 Evercore Inc, Class A 5,780,836
32,096 FirstCash Holdings Inc 3,503,278
TOTAL FINANCIAL SERVICES 9,284,114

Portfolio of Investments January 31, 2025
(continued)
Small Cap Growth Opportunities

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 1.1%
61,095 (a) Vital Farms Inc $ 2,680,543
TOTAL FOOD, BEVERAGE & TOBACCO 2,680,543
HEALTH CARE EQUIPMENT & SERVICES - 13.7%
25,785 (a) Addus HomeCare Corp 3,227,251
326,563 (a) Alphatec Holdings Inc 3,850,178
41,541 Encompass Health Corp 4,123,775
21,852 Ensign Group Inc/The 3,051,850
48,276 (a),(b) Establishment Labs Holdings Inc 1,547,246
25,115 (a) Glaukos Corp 3,928,991
42,400 (a) HealthEquity Inc 4,681,808
36,596 (a) Lantheus Holdings Inc 3,385,496
53,752 (a) RadNet Inc 3,519,143
213,232 (a) SI-BONE Inc 3,573,768
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,889,506
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
33,918 (a) BellRing Brands Inc 2,623,557
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,623,557
INSURANCE - 1.1%
26,230 (a) Palomar Holdings Inc 2,829,430
TOTAL INSURANCE 2,829,430
MATERIALS - 3.6%
50,814 Commercial Metals Co 2,463,971
17,455 Quaker Chemical Corp 2,464,297
80,944 (a) Summit Materials Inc, Class A 4,234,180
TOTAL MATERIALS 9,162,448
MEDIA & ENTERTAINMENT - 1.5%
216,356 (a) Magnite Inc 3,721,323
591,081 (a),(c) Videopropulsion Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 3,727,234
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
38,489 (a) Biohaven Ltd 1,472,204
21,267 (a) Blueprint Medicines Corp 2,393,175
44,616 (a) Crinetics Pharmaceuticals Inc 1,798,025
39,795 (a) Halozyme Therapeutics Inc 2,253,989
39,857 (a) Immunovant Inc 866,491
43,093 (a) Insmed Inc 3,300,062
10,030 (a) Krystal Biotech Inc 1,602,192
29,320 (a) Mirum Pharmaceuticals Inc 1,433,162
38,526 (a) Revolution Medicines Inc 1,654,692
24,407 (a) Twist Bioscience Corp 1,278,195
31,983 (a) Vaxcyte Inc 2,824,738
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20,876,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
64,097 (a) Credo Technology Group Holding Ltd 4,488,072
12,688 (a) Onto Innovation Inc 2,597,995
46,416 (a) Semtech Corp 3,108,015
25,960 (a) Silicon Laboratories Inc 3,519,917
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,713,999
SOFTWARE & SERVICES - 13.2%
29,661 (a) Agilysys Inc 2,676,015
19,777 (a) Commvault Systems Inc 3,149,685
135,808 (a) Grid Dynamics Holdings Inc 3,067,903
76,306 (a) JFrog Ltd 2,652,397
67,552 (a),(b) MARA Holdings Inc 1,238,904
101,857 (a) nCino OpCo Inc 3,464,157
36,649 (a) Q2 Holdings Inc 3,487,885
20,244 (a) Rubrik Inc, Class A 1,483,278
67,180 (a) SentinelOne Inc, Class A 1,608,961
73,265 (a) Varonis Systems Inc 3,323,300
45,157 (a) Workiva Inc 4,435,321

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
164,090 (a) Zeta Global Holdings Corp, Class A $ 3,011,051
TOTAL SOFTWARE & SERVICES 33,598,857
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
17,323 Badger Meter Inc 3,705,563
31,727 (a) Lumentum Holdings Inc 2,698,698
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,404,261
TRANSPORTATION - 0.9%
5,037 (a) Saia Inc 2,418,314
TOTAL TRANSPORTATION 2,418,314
TOTAL COMMON STOCKS
(Cost $187,521,102) 252,036,508
TOTAL LONG-TERM INVESTMENTS
(Cost $187,521,102) 252,036,508
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
2,446,966 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390% (e) 2,446,966
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,446,966) 2,446,966
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
2,025,000 REPURCHASE AGREEMENTS - 0 .8% 2,025,000
$ 2,025,000 (f) Fixed Income Clearing Corporation 4 .320 02/03/25 2,025,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,025,000) 2,025,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,025,000) 2,025,000
TOTAL INVESTMENTS - 100 .8%
(Cost $ 191,993,068 ) 256,508,474
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (2,113,158)
NET ASSETS - 100% $ 254,395,316
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,264,381.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $2,025,729 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/31, valued at $2,065,682.

Portfolio of Investments January 31, 2025
(continued)
Small Cap Growth Opportunities

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 252,030,597 $ – $ 5,911 $ 252,036,508
Investments Purchased with Collateral from Securities
Lending 2,446,966 – – 2,446,966
Short-Term Investments:
Repurchase Agreements – 2,025,000 – 2,025,000
Total $ 254,477,563 $ 2,025,000 $ 5,911 $ 256,508,474

Portfolio of Investments January 31, 2025
Small Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
160011206 COMMON STOCKS - 98 .5% 160011206
AUTOMOBILES & COMPONENTS - 1.5%
25,548 Patrick Industries Inc $ 2,481,733
TOTAL AUTOMOBILES & COMPONENTS 2,481,733
BANKS - 11.0%
41,376 Banner Corp 2,924,042
72,182 First Interstate BancSystem Inc, Class A 2,378,397
73,207 Home BancShares Inc/AR 2,210,119
22,227 Preferred Bank/Los Angeles CA 2,030,659
28,446 SouthState Corp 3,003,613
46,042 Veritex Holdings Inc 1,233,926
30,936 Wintrust Financial Corp 4,046,737
TOTAL BANKS 17,827,493
CAPITAL GOODS - 15.3%
9,140 (a) AeroVironment Inc 1,646,571
10,549 Applied Industrial Technologies Inc 2,743,057
22,363 Arcosa Inc 2,265,372
60,727 Atmus Filtration Technologies Inc 2,539,603
12,092 (a) Beacon Roofing Supply Inc 1,430,967
13,926 Enpro Inc 2,586,058
18,820 ESCO Technologies Inc 2,498,167
47,706 (a) Fluor Corp 2,299,906
174,519 (a) Hillman Solutions Corp 1,745,190
78,389 (a) Kratos Defense & Security Solutions Inc 2,615,841
16,281 (a) SPX Technologies Inc 2,418,054
TOTAL CAPITAL GOODS 24,788,786
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
42,391 (a) WNS Holdings Ltd 2,596,449
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,596,449
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
13,514 (a) Boot Barn Holdings Inc 2,173,727
23,606 Signet Jewelers Ltd 1,398,183
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,571,910
CONSUMER DURABLES & APPAREL - 2.4%
46,946 Steven Madden Ltd 1,927,133
54,912 (a) Tri Pointe Homes Inc 2,024,057
TOTAL CONSUMER DURABLES & APPAREL 3,951,190
CONSUMER SERVICES - 3.4%
30,883 Boyd Gaming Corp 2,367,182
97,806 (a) Everi Holdings Inc 1,334,074
15,975 (a) Shake Shack Inc, Class A 1,887,127
TOTAL CONSUMER SERVICES 5,588,383
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
55,094 (a) Guardian Pharmacy Services Inc, Class A 1,256,694
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,256,694
ENERGY - 4.0%
35,572 Matador Resources Co 2,063,176
51,258 Noble Corp PLC 1,642,819
74,858 Northern Oil & Gas Inc 2,691,145
3,226 (a) Vital Energy Inc 102,909
TOTAL ENERGY 6,500,049
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
12,077 EastGroup Properties Inc 2,048,501
57,838 STAG Industrial Inc 1,976,903
133,491 Summit Hotel Properties Inc 895,724
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,921,128

Portfolio of Investments January 31, 2025
(continued)
Small Cap Select

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 6.6%
12,099 Evercore Inc, Class A $ 3,524,076
24,075 FirstCash Holdings Inc 2,627,786
124,675 Ladder Capital Corp 1,397,607
10,219 Piper Sandler Cos 3,240,853
TOTAL FINANCIAL SERVICES 10,790,322
FOOD, BEVERAGE & TOBACCO - 1.8%
88,785 Primo Brands Corp 2,873,971
TOTAL FOOD, BEVERAGE & TOBACCO 2,873,971
HEALTH CARE EQUIPMENT & SERVICES - 11.3%
29,531 (a) Acadia Healthcare Co Inc 1,332,143
132,178 (a) Alphatec Holdings Inc 1,558,379
43,021 (a) Castle Biosciences Inc 1,216,204
23,087 Encompass Health Corp 2,291,846
28,835 (a),(b) Establishment Labs Holdings Inc 924,162
11,870 (a) Glaukos Corp 1,856,943
25,757 (a) HealthEquity Inc 2,844,088
26,014 (a) Merit Medical Systems Inc 2,832,404
27,364 (a) RadNet Inc 1,791,521
98,105 (a) SI-BONE Inc 1,644,240
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,291,930
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
24,906 (a) BellRing Brands Inc 1,926,479
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,926,479
INSURANCE - 0.9%
5,041 Primerica Inc 1,462,747
TOTAL INSURANCE 1,462,747
MATERIALS - 5.0%
42,877 Avient Corp 1,839,424
39,733 Commercial Metals Co 1,926,653
52,365 (a) Summit Materials Inc, Class A 2,739,213
163,634 Tronox Holdings PLC 1,680,521
TOTAL MATERIALS 8,185,811
MEDIA & ENTERTAINMENT - 3.0%
147,992 (a) Magnite Inc 2,545,463
42,481 (a) Ziff Davis Inc 2,289,301
TOTAL MEDIA & ENTERTAINMENT 4,834,764
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
18,194 (a) Biohaven Ltd 695,920
5,294 (a) Blueprint Medicines Corp 595,734
20,380 (a) Crinetics Pharmaceuticals Inc 821,314
20,669 (a) Halozyme Therapeutics Inc 1,170,692
15,610 (a) Immunovant Inc 339,361
14,532 (a) Insmed Inc 1,112,861
6,209 (a) Krystal Biotech Inc 991,826
9,091 (a) Vaxcyte Inc 802,917
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,530,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
52,461 (a) Ichor Holdings Ltd 1,440,579
7,103 (a) Onto Innovation Inc 1,454,410
23,559 (a) Semtech Corp 1,577,511
13,069 (a) Silicon Laboratories Inc 1,772,026
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,244,526
SOFTWARE & SERVICES - 7.9%
10,711 (a) Commvault Systems Inc 1,705,834
99,427 (a) Grid Dynamics Holdings Inc 2,246,056
40,138 (a) JFrog Ltd 1,395,197
21,367 (a) Q2 Holdings Inc 2,033,497
24,421 (a) Rubrik Inc, Class A 1,789,327
40,305 (a) SentinelOne Inc, Class A 965,305

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
27,065 (a) Workiva Inc $ 2,658,324
TOTAL SOFTWARE & SERVICES 12,793,540
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
18,662 (a) Itron Inc 2,003,552
21,703 (a) Lumentum Holdings Inc 1,846,057
28,830 (a) PAR Technology Corp 2,092,770
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,942,379
TRANSPORTATION - 2.0%
16,326 ArcBest Corp 1,560,929
15,410 (a) Kirby Corp 1,682,001
TOTAL TRANSPORTATION 3,242,930
UTILITIES - 2.1%
33,344 Black Hills Corp 1,958,293
20,421 Spire Inc 1,449,074
TOTAL UTILITIES 3,407,367
TOTAL COMMON STOCKS
(Cost $119,890,839) 160,011,206
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9% –
15,196 SPDR S&P Biotech ETF 1,408,213
TOTAL INVESTMENT COMPANIES
(Cost $1,256,627) 1,408,213
TOTAL LONG-TERM INVESTMENTS
(Cost $121,147,466) 161,419,419
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
987,012 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390% (d) 987,012
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $987,012) 987,012
TOTAL INVESTMENTS - 100 .0%
(Cost $ 122,134,478 ) 162,406,431
OTHER ASSETS & LIABILITIES, NET -  (0.0)% (47,723)
NET ASSETS - 100% $ 162,358,708
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $912,848.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
(continued)
Small Cap Select

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 160,011,206 $ – $ – $ 160,011,206
Investment Companies 1,408,213 – – 1,408,213
Investments Purchased with Collateral from Securities
Lending 987,012 – – 987,012
Total $ 162,406,431 $ – $ – $ 162,406,431

Portfolio of Investments January 31, 2025
Small Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
299136155 COMMON STOCKS - 99 .2% 299136155
BANKS - 19.5%
87,727 Ameris Bancorp $ 5,759,277
89,504 Banner Corp 6,325,248
86,881 Cathay General Bancorp 4,125,979
178,423 ConnectOne Bancorp Inc 4,521,239
134,165 First Interstate BancSystem Inc, Class A 4,420,737
126,236 First Merchants Corp 5,609,928
80,028 Heartland Financial USA Inc 5,175,411
240,467 OceanFirst Financial Corp 4,318,787
134,691 Old Second Bancorp Inc 2,530,844
48,798 Pinnacle Financial Partners Inc 6,088,526
56,355 Preferred Bank/Los Angeles CA 5,148,593
35,247 Wintrust Financial Corp 4,610,660
TOTAL BANKS 58,635,229
CAPITAL GOODS - 9.1%
41,898 EnerSys 4,067,039
33,769 ESCO Technologies Inc 4,482,497
92,753 Hillenbrand Inc 3,152,675
407,683 (a) Hillman Solutions Corp 4,076,830
207,397 (a) Resideo Technologies Inc 4,670,580
317,532 (a) Stratasys Ltd 2,956,223
22,190 WESCO International Inc 4,105,150
TOTAL CAPITAL GOODS 27,510,994
COMMERCIAL & PROFESSIONAL SERVICES - 4.8%
164,841 Deluxe Corp 3,822,663
52,104 Korn Ferry 3,685,316
73,418 (a) Willdan Group Inc 2,594,959
69,548 (a) WNS Holdings Ltd 4,259,815
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,362,753
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
9,959 Group 1 Automotive Inc 4,546,184
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,546,184
CONSUMER DURABLES & APPAREL - 5.2%
117,624 La-Z-Boy Inc 5,551,853
26,663 (a) M/I Homes Inc 3,354,205
81,864 Steven Madden Ltd 3,360,517
33,713 Whirlpool Corp 3,540,202
TOTAL CONSUMER DURABLES & APPAREL 15,806,777
CONSUMER SERVICES - 1.8%
41,410 (a) Stride Inc 5,586,209
TOTAL CONSUMER SERVICES 5,586,209
ENERGY - 6.5%
63,273 Civitas Resources Inc 3,211,738
129,068 (a) CNX Resources Corp 3,533,882
180,840 Magnolia Oil & Gas Corp, Class A 4,285,908
63,937 Noble Corp PLC 2,049,181
104,334 Northern Oil & Gas Inc 3,750,807
306,665 (a) ProPetro Holding Corp 2,723,185
TOTAL ENERGY 19,554,701
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.2%
187,206 Apple Hospitality REIT Inc 2,890,461
45,537 Centerspace 2,766,373
139,147 COPT Defense Properties 4,096,488
60,146 EPR Properties 2,772,730
97,739 Getty Realty Corp 3,030,886
410,213 LXP Industrial Trust 3,412,972
81,156 STAG Industrial Inc 2,773,912
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,743,822

Portfolio of Investments January 31, 2025
(continued)
Small Cap Value

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 7.0%
340,509 Ladder Capital Corp $ 3,817,106
67,826 OneMain Holdings Inc 3,767,056
14,402 Piper Sandler Cos 4,567,450
142,395 Radian Group Inc 4,844,278
34,260 Stifel Financial Corp 3,969,021
TOTAL FINANCIAL SERVICES 20,964,911
FOOD, BEVERAGE & TOBACCO - 1.2%
116,364 Primo Brands Corp 3,766,703
TOTAL FOOD, BEVERAGE & TOBACCO 3,766,703
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
39,018 (a) Acadia Healthcare Co Inc 1,760,102
29,041 Encompass Health Corp 2,882,900
52,717 (a) Enovis Corp 2,476,645
116,134 (a) Option Care Health Inc 3,590,863
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,710,510
INSURANCE - 5.7%
243,235 (a) Hamilton Insurance Group Ltd, Class B 4,653,086
75,838 Kemper Corp 5,094,797
13,926 Primerica Inc 4,040,907
54,379 Stewart Information Services Corp 3,544,967
TOTAL INSURANCE 17,333,757
MATERIALS - 5.6%
80,127 Commercial Metals Co 3,885,358
404,219 (a) Ecovyst Inc 3,136,739
54,831 (a) Knife River Corp 5,679,395
55,523 Minerals Technologies Inc 4,258,059
TOTAL MATERIALS 16,959,551
MEDIA & ENTERTAINMENT - 2.4%
246,368 (a) Magnite Inc 4,237,529
54,893 (a) Ziff Davis Inc 2,958,184
TOTAL MEDIA & ENTERTAINMENT 7,195,713
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
79,146 (a) Alkermes PLC 2,495,473
107,844 (a) Exelixis Inc 3,575,029
72,530 (a) Immunovant Inc 1,576,802
10,729 (a) Krystal Biotech Inc 1,713,850
38,953 (a) Prestige Consumer Healthcare Inc 2,990,422
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,351,576
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
253,646 Kennedy-Wilson Holdings Inc 2,295,496
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,295,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
136,122 (a) MaxLinear Inc 2,431,139
8,894 (a) Synaptics Inc 755,101
76,724 (a) Veeco Instruments Inc 1,947,255
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,133,495
SOFTWARE & SERVICES - 3.2%
22,002 (a) Commvault Systems Inc 3,504,039
40,650 (a) Q2 Holdings Inc 3,868,660
88,353 (a) Verint Systems Inc 2,242,399
TOTAL SOFTWARE & SERVICES 9,615,098
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
64,006 Crane NXT Co 4,094,464
238,144 (a) Harmonic Inc 2,686,264
19,733 (a) Plexus Corp 2,796,364
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,577,092
TRANSPORTATION - 1.0%
105,917 Schneider National Inc, Class B 3,151,031
TOTAL TRANSPORTATION 3,151,031

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 4.1%
63,767 Black Hills Corp $ 3,745,036
31,126 ONE Gas Inc 2,198,741
41,335 Otter Tail Corp 3,184,448
45,185 Spire Inc 3,206,328
TOTAL UTILITIES 12,334,553
TOTAL COMMON STOCKS
(Cost $215,560,445) 299,136,155
TOTAL LONG-TERM INVESTMENTS
(Cost $215,560,445) 299,136,155
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
2,625,000 REPURCHASE AGREEMENTS - 0 .9% 2,625,000
$ 2,625,000 (b) Fixed Income Clearing Corporation 4 .320% 02/03/25 2,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,625,000) 2,625,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,625,000) 2,625,000
TOTAL INVESTMENTS - 100 .1%
(Cost $ 218,185,445 ) 301,761,155
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (378,818)
NET ASSETS - 100% $ 301,382,337
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $2,625,945 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $2,677,540.
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 299,136,155 $ – $ – $ 299,136,155
Short-Term Investments:
Repurchase Agreements – 2,625,000 – 2,625,000
Total $ 299,136,155 $ 2,625,000 $ – $ 301,761,155